Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [line items]
Total Product	$ 3,604	$ 4,009
Parts and supplies	426	303
Current inventories	4,030	4,312
Crude Oil
Disclosure of inventories [line items]
Total Product	2,084	2,424
Diluent
Disclosure of inventories [line items]
Total Product	379	366
Natural Gas and NGLs
Disclosure of inventories [line items]
Total Product	68	50
Refined Products
Disclosure of inventories [line items]
Total Product	$ 1,073	$ 1,169